Stock Based Compensation	12 Months Ended
Dec. 31, 2025
Stock Based Compensation
Stock Based Compensation

17. Stock Based Compensation

On April 18, 2008, the Board of Directors and the Compensation Committee approved incentive compensation of the Manager’s employees with the Company’s shares from time to time, after specific for each such time, decision by the compensation committee and the Board of Directors in order to provide a means of compensation in the form of free shares to certain employees of the Manager of the Company’s common stock. The plan was effective as of December 31, 2008. Pursuant to the terms of the plan, employees of the Manager may receive (from time to time) shares of the Company’s common stock as additional compensation for their services offered during the preceding period. The total amount of stock to be granted to employees of the Manager will be at the Company’s Board of Directors’ discretion only and there will be no contractual obligation for any stock to be granted as part of the employees’ compensation package in future periods. In August 2025, the Company granted 100,000 shares to the Manager for the year ending December 31, 2026 under the amended and restated management agreement with the Manager as described in Note 11 “Related Party Transactions”. In November 2023, the Company granted 100,000 shares to the Manager for each of the years ended December 31, 2025, 2024 and 2023 under the then existing management agreement with the Manager (Note 11 “Related Party Transactions”). The fair value of shares granted was calculated based on the closing trading price of the Company’s shares at the grant date.

In December 2024, the Company granted 30,000 shares of restricted stock to certain employees of the Manager, out of which 2,000 shares vested in December 2025 and 4,000 shares, 8,000 shares and 16,000 shares will be vested in December 2026, December 2027 and December 2028, respectively. As of December 31, 2025, 28,000 shares remained unvested and will remain restricted until they vest. The vesting of these shares is subject to satisfaction of the vesting terms, under the Company’s 2006 Equity Compensation Plan, as amended. The 30,000 restricted shares were issued and outstanding as of December 31, 2024, with aggregate compensation expense of $2.3 million related thereto expected to be recognized as the shares vest over a four-year period. In relation to the vesting of these restricted shares to certain employees of the Manager and the 100,000 shares vested to the Manager in 2025, an amount of $6.9 million was expensed in the year ended December 31, 2025. As of December 31, 2025, the weighted-average remaining term of the Manager’s compensation stock relating to non-vested restricted shares not yet recognized was $10.8 million, and is expected to be recognized over the weighted average period of 1.3 years.

In addition, in the fourth quarter of each of the years ended December 31, 2025, 2024 and 2023, the Company granted 104,000, 100,000 and 100,000, respectively of fully vested shares to executive officers.

In the years ended December 31, 2025, 2024 and 2023, stock based compensation expenses of $16.8 million, $14.6 million and $12.7 million, respectively, were recorded under “General and administrative expenses” in the Consolidated Income Statements. The average price of issued shares was $94.61 per share, $80.80 per share and $63.40 per share in the years ended December 31, 2025, 2024 and 2023, respectively.

The aggregate number of shares of common stock for which awards may be granted under the 2006 Equity Compensation Plan shall not exceed 1,000,000 shares plus the number of unvested shares granted before August 2, 2019. The equity awards may be granted by the Company’s Compensation Committee or Board of Directors under its amended and restated 2006 Equity Compensation Plan. Awards made under the Plan that have been forfeited, cancelled or have expired, will not be treated as having been granted for purposes of the preceding sentence.

The Company has also established the Directors Share Payment Plan under its 2006 Equity Compensation Plan. The purpose of the plan is to provide a means of payment of all or a portion of compensation payable to directors of the Company in the form of Company’s Common Stock. The plan was effective as of April 18, 2008, and amended effective August 26, 2025. Each member of the Board of Directors of the Company may participate in the plan. Pursuant to the terms of the plan, directors may elect to receive in Common Stock all or a portion of their compensation. Following the last of each calendar quarter, the Company delivers to each Director the number of shares represented by the rights credited to their Share Payment Account during the preceding calendar quarter. During the years ended December 31, 2025, 2024 and 2023, none of the directors elected to receive shares as compensation.